Income Taxes - Schedule of Income Tax Expense (Recovery) in Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current and deferred tax relating to items charged or credited directly to equity [line items]
Write down (reversal of write down) or recognition of prior period temporary differences	$ (40,667)	$ (59,018)
Total deferred income tax expense (recovery)	1,789	(106)
Total income tax expense (recovery) recognized in equity	(4,143)	(1,811)
Deferred Income Tax Expense [Member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Origination and reversal of temporary differences	32,430	65,866
Write down (reversal of write down) or recognition of prior period temporary differences	(40,667)	(59,018)
Equity attributable to owners of parent [member] | Current Income Tax Expense [Member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Current income tax expense (recovery)	(5,932)	(1,705)
Equity attributable to owners of parent [member] | Deferred Income Tax Expense [Member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Origination and reversal of temporary differences	5,932	1,705
Write down (reversal of write down) or recognition of prior period temporary differences	(4,143)	(1,811)
Total deferred income tax expense (recovery)	1,789	(106)
Total income tax expense (recovery) recognized in equity	$ (4,143)	$ (1,811)